Additional Information: Condensed Financial Statements of Parent Company (Condensed Balance Sheets of Parent Company) (Parenthetical) (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Series B convertible preferred shares [Member]	Jun. 30, 2013 Series B convertible preferred shares [Member]	Jun. 30, 2014 Series C convertible preferred shares [Member]	Jun. 30, 2013 Series C convertible preferred shares [Member]	Jun. 30, 2014 Class A ordinary shares [Member]	Jun. 12, 2014 Class A ordinary shares [Member]	Jun. 30, 2014 Class B ordinary shares [Member]	Jun. 30, 2014 Zhaopin [Member]	Jun. 30, 2013 Zhaopin [Member]	Jun. 30, 2014 Zhaopin [Member] Series B convertible preferred shares [Member]	Jun. 30, 2013 Zhaopin [Member] Series B convertible preferred shares [Member]	Jun. 30, 2014 Zhaopin [Member] Series C convertible preferred shares [Member]	Jun. 30, 2013 Zhaopin [Member] Series C convertible preferred shares [Member]	Jun. 30, 2014 Zhaopin [Member] Class A ordinary shares [Member]	Jun. 30, 2014 Zhaopin [Member] Class B ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible preferred shares, par value			$ 0.01	$ 0.01	$ 0.01	$ 0.01						$ 0.01	$ 0.01	$ 0.01	$ 0.01
Convertible preferred shares, authorized			0	4,013,203	0	15,722,878						0	4,013,203	0	15,722,878
Convertible preferred shares, issued			0	257,166	0	81,330						0	257,166	0	81,330
Convertible preferred shares, outstanding			0	257,166	0	81,330						0	257,166	0	81,330
Convertible preferred shares, aggregated liquidation value			$ 0	$ 126,000	$ 0	$ 42,000						$ 0	$ 126,000	$ 0	$ 42,000
Ordinary shares, par value	$ 0.01	$ 0.01					$ 0.01		$ 0.01	$ 0.01	$ 0.01
Ordinary shares, authorized	2,000,000,000	159,051,299					1,000,000,000		100,000,000	2,000,000,000	159,051,299
Ordinary shares, issued	99,882,260	86,101,542					13,442,222	13,442,222	86,440,038	99,882,260	86,101,542					13,442,222	86,440,038
Ordinary shares, outstanding	99,882,260	86,101,542					13,442,222		86,440,038	99,882,260	86,101,542					13,442,222	86,440,038